Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes Abstract
Schedule of fair value of the warrants
	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25, 2021 Warrants	1.76	0.60%	5 years	170%
April 14, 2021 Warrants	1.25	0.86%	5 years	168%
September 14, 2021 Warrants	0.72	0.78%	5 years	160%
May 25, 2022 Warrants	0.17	2.73%	5 years	152%

Schedule of fair values of the convertible notes
	Coupon rate	Risk-free interest rate	Volatility	Bond yield

February 25, 2021 Notes ($6.67 million)	8%	0.13%	196%	28%
April 14, 2021 Notes ($1 million)	8%	0.16%	196%	29%
May 5, 2021 Notes ($13.33 million)	8%	0.16%	194%	28%
May 5, 2021 Notes ($2 million)	8%	0.16%	193%	28%
September 14, 2021 Notes ($13.575 million)	8%	0.21%	200%	30%
May 25, 2022 Notes ($16.0 million)	10%	2.50%	153%	33%

Schedule of proceeds to the notes and the warrants
	As of December 31,
	2021	2022
	$	$
Principal amount	15,142	2,450
Less: unamortized discount and debt issuance costs	(5,152)	(759)
Total	9,990	1,691

Schedule of principal amount and unamortized discount and debt issuance costs
	Principal	Less: unamortized discount and debt issuance costs
	$	$
US$20.0 million 8% note due 2023 ($18.4 million converted in fiscal 2021)	1,567	(463)
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021)	-	-
US$13.58 million 8% note due 2023	13,575	(4,689)
Total	15,142	(5,152)

	Principal	Less: unamortized discount and debt issuance costs
	$	$
US$20.0 million 8% note due 2023 (fully converted in fiscal 2022)	-	-
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021)	-	-
US$13.58 million 8% note due 2023 (fully converted in fiscal 2022)	-	-
US$16.0 million 10% note due 2024 ($13.6 million converted in fiscal 2022)	2,450	(759)
Total	2,450	(759)